DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
General

The following is an overview of the PG&E Corporation Retirement Savings Plan (“Plan” or “RSP”). The Plan document provides a more complete description of the Plan’s provisions.

The Plan is a defined contribution plan covering all non-represented employees of PG&E Corporation and all companies owned by PG&E Corporation (collectively “PG&E Corporation Group”), as designated by PG&E Corporation. The Employee Benefit Committee ("EBC") of PG&E Corporation has oversight over the administration and financial management of affiliated company employee benefit plans, including this Plan. The EBC retains Fidelity Management Trust Company as the Trustee of the Plan (“Trustee”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

The PG&E Corporation Retirement Savings Plan Master Trust (“Master Trust”) holds the investment assets of both the Plan and the PG&E Corporation Retirement Savings Plan for Union-Represented Employees (“Union RSP”). The accompanying financial statements present the assets and liabilities of the Plan only.

Eligibility

In general, all management and administration and technical employees of participating employers within the PG&E Corporation Group are eligible to participate in the Plan, excluding independent contractors, leased employees, and individuals who have a written contract or agreement that excludes participation in the Plan.

Contributions

Participants may elect to contribute any amount in one percent (1%) increments from one to fifty percent (50%) of their eligible compensation on a pre-tax basis, on an after-tax basis, or a combination of both. Participants may also contribute amounts representing distributions from other qualified plans into the Plan. Such “rollover” contributions are not subject to federal or state income taxes until withdrawn or distributed from the Plan.

As provided by the Internal Revenue Code (“Code”), the following table provides the dollar limitations under a 401(k) retirement plan for 2025 and 2024. Section 415(d) of the Code requires the limits to be adjusted annually for cost-of-living increases.

	2025 Limits	2024 Limits
Annual compensation (1)	$350,000	$345,000
Defined contribution limits (2)	$70,000	$69,000
Elective deferral (3)	$23,500	$23,000
Catch-up contributions (4)	$7,500	$7,500

(1) Annual compensation is eligible compensation for the purposes of the Plan and is limited by the Code.
(2) All Plan contributions, including pre-tax and after-tax participant contributions and all employer contributions, may not exceed the lesser of hundred percent (100%) of the participant’s eligible compensation or Code limits.
(3) Participant pre-tax contributions are considered elective deferrals and are limited by the Code.
(4) Participants age 50 and older are permitted to make additional pre-tax contributions (catch-up contributions) according to the Code. Any catch-up contributions made on or after January 1, 2026 by participants whose wages for the preceding calendar year from any employer in the PG&E Corporation Group exceed $150,000 (or as adjusted) must be made as after-tax contributions.

All participants hired on or after January 1, 2013 or rehired after January 1, 2013 and originally hired prior to January 1, 2013 and who had a break in service after January 1, 2013, are eligible for a seventy-five percent (75%) matching employer contribution of their elective employee contributions not to exceed to eight percent (8%) of eligible compensation, i.e., six percent (6%) of eligible compensation.
All other participating employees hired before January 1, 2013 who elected to contribute to the Plan are eligible for a seventy-five percent (75%) matching employer contribution of their elective employee contributions not to exceed six percent (6%) of eligible compensation, i.e., four and a half percent (4.5%) of eligible compensation. In December 2013, these participants were given a one-time opportunity to continue participating in the Final Average Pay Pension under the Pacific Gas and Electric Company Retirement Plan ("Retirement Plan") or elect, beginning in 2014, to participate in the Cash Balance Pension feature of the Retirement Plan. Participants who elected to participate in the Cash Balance Pension receive a matching employer contribution of seventy-five percent (75%) of their elective employee contributions not to exceed eight percent (8%) of eligible compensation, i.e., six percent (6%) of eligible compensation, beginning January 1, 2014.

Participant Accounts

Individual accounts are maintained for each Plan participant. Each account is credited with the participant’s elective contributions through payroll deductions, monthly employer contributions, and an allocation of the net investment gains (losses) and certain investment management fees of the Master Trust. Allocations of net investment gains (losses) and fees are based on participant account balances as defined in the Plan Document.

Vesting

Employer and participant elective contributions and their related accumulated earnings and losses are hundred percent (100%) vested at all times.

Investment Options

The EBC is responsible for the selection of the Plan’s investment fund managers and the selection of the range of investment options. Neither the EBC nor any of the companies within the PG&E Corporation Group is involved in the investment funds’ day-to-day investment operations. Individual participants may select from a suite of target date funds, core funds, and a self-directed brokerage account. Approximately every five years, a new target date fund is added to maintain a complete target date horizon. Target date funds with target retirement dates that have passed will merge into the retirement income fund. Individual participants designate the way in which their contributions are invested and may generally change their investment designation at any time. Currently, employer matching contributions are made in cash and initially invested in accordance with a participant's investment fund directions, or if no directions have been given, any such contributions will be allocated to the participant's account in the Plan's target date fund with a target date closest to the participant's 65th birthday.

The Plan also contains an Employee Stock Ownership Plan. This enables the Plan to pay any dividends directly to participants when declared on the PG&E Corporation common stock held in the PG&E Corporation Stock Fund. Participants may elect to receive their dividends earned from this fund in cash or reinvest their dividends earned from this fund back into the fund. Dividends reinvested are considered contributions but are not subject to Plan limits or limits under applicable rules of the IRS. Any dividends paid that are considered a return on capital are generally treated as a reduction in the basis of the participants’ shares held in the Plan.

In January 2019, the EBC appointed Gallagher Fiduciary Advisors, LLC (“Gallagher”) to serve as an independent fiduciary and investment manager of the Plan with respect to the Plan’s PG&E Corporation Stock Fund and its holdings of PG&E Corporation common stock. As an independent fiduciary, Gallagher has the sole discretionary authority with respect to the operation, including, but not limited to, any potential ongoing maintenance, suspension, freezing, or termination of the PG&E Corporation Stock Fund maintained in the Plan.

In November 2019, Gallagher imposed a limit on the percentage of a participant’s account that may be invested in the PG&E Corporation Stock Fund. Pursuant to Gallagher’s action, a participant may only direct his or her own contributions or employer contributions, or transfer funds from other Plan investment options, to the PG&E Corporation Stock Fund if the value of the participant’s units in the fund represents less than twenty percent (20%) of the total value of the participant’s Plan account. The twenty percent (20%) limit does not apply to dividend payments made to the participant that the participant chooses to reinvest into the PG&E Corporation Stock Fund.
Notes Receivable from Participants

Participants may borrow from their account a minimum of $1,000 up to a maximum equal to the lesser of $50,000, reduced by the highest outstanding loan balances during the one-year period ending on the day before the date the current loan is made, or fifty percent (50%) of the market value of the participant’s account balance. Loans for general purposes have terms ranging up to five years and loans for the purchase of a primary residence have terms ranging up to 15 years. The loans are secured by the balance in the participant’s account and bear interest at a rate equal to the prime rate plus one percent (1%), as determined by the Trustee, for the month in which the loan is requested. The rate is set when participants apply for a loan and remains fixed throughout the duration of the loan term. Principal and interest are paid primarily through payroll deductions and are returned to the participant’s account. Participants pay a one-time origination fee and quarterly maintenance fees for each loan. Participants may have up to three outstanding loans at any time.

Payment of Benefits

Upon termination of service from all employers within the PG&E Corporation Group, a participant with an account balance greater than $7,000 may elect to leave the assets in the Plan, take a lump-sum or partial distribution in cash, or roll the entire or partial balance to an Individual Retirement Account ("IRA") or other tax-qualified plan. If the account balance is $1,000 or less and the participant does not make an active election to take a lump-sum cash distribution or rollover the account balance to an IRA or another tax-qualified plan, the account balance will be automatically distributed in cash (subject to applicable taxes and penalties). If the account balance is greater than $1,000 but less than $7,000 and the participant does not make an active election to take a lump-sum cash distribution or rollover the account balance to an IRA or another tax-qualified plan, the distribution will be automatically rolled over to a Fidelity IRA and invested in the Fidelity Cash Reserve Fund. In the event of a participant’s death, the participant’s beneficiaries will receive the value of the participant’s account balance in a lump-sum payment or may roll the Plan balance over directly into an inherited IRA.

The Setting Every Community Up for Retirement Enhancement Act of 2019 (SECURE Act) increased the required minimum distribution (RMD) age from 70 1/2 to 72. In December 2022, SECURE Act 2.0 was enacted and increased the RMD age to 73 effective 2023 and as late as 75 effective 2033. Additionally, hardship withdrawals and certain in-service withdrawals are permitted subject to Plan provisions.

Administrative Expenses

Certain costs of administering the Plan, including recordkeeping fees and certain expenses of the Trustee, are paid by the participating companies of the PG&E Corporation Group. Investment management fees, used to cover the expenses related to running an investment fund, are paid by participants and are netted against investment returns. Expenses associated with the individual participant brokerage accounts and professional financial advisory services are paid by the participants enrolled in these services. Loan origination and maintenance fees are also paid by participants.

Voting Rights

Each participant is entitled to exercise voting rights based on the equivalent number of PG&E Corporation Stock Fund shares allocated to the participant’s account. Each participant is notified by the Trustee prior to the time that such rights are to be exercised. The Trustee is not permitted to exercise voting rights for any share without instructions from the participant. However, the Trustee is required to vote any unallocated shares on behalf of the collective best interest of the Plan participants and beneficiaries.

Plan Termination

PG&E Corporation, acting through the Board of Directors or any duly authorized Committee of the Board, reserves the right to amend, freeze or terminate the Plan at any time subject to the provisions of ERISA. In the event the Plan is terminated, net assets of the Plan will be distributed to participants. Participants will receive full payment of the balance in their accounts.

EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
General

The following is an overview of the PG&E Corporation Retirement Savings Plan for Union-Represented Employees (“Plan” or Union RSP). The Plan document provides a more complete description of the Plan’s provisions.

The Plan is a defined contribution plan covering all union-represented employees of PG&E Corporation and all companies owned by PG&E Corporation (collectively “PG&E Corporation Group”), as designated by PG&E Corporation. The Employee Benefit Committee ("EBC") of PG&E Corporation has oversight over the administration and financial management of affiliated company employee benefit plans, including this Plan. The EBC retains Fidelity Management Trust Company as the Trustee of the Plan (“Trustee”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

The PG&E Corporation Retirement Savings Plan Master Trust (“Master Trust”) holds the investment assets of both the Plan and the PG&E Corporation Retirement Savings Plan (“RSP”). The accompanying financial statements present the assets and liabilities of the Plan only.

Eligibility

In general, all union employees of participating employers within the PG&E Corporation Group are eligible to participate in the Plan, excluding independent contractors, leased employees, and individuals who have a written contract or agreement that excludes participation in the Plan.

Contributions

Participants may elect to contribute any amount in one percent (1%) increments from one to twenty percent (20%) (effective January 1, 2026, fifty percent (50%)) of their eligible compensation on a pre-tax basis, on an after-tax basis, or a combination of both. Participants may also contribute amounts representing distributions from other qualified plans into the Plan. Such “rollover” contributions are not subject to federal or state income taxes until withdrawn or distributed from the Plan.

As provided by the Internal Revenue Code (“Code”), the following table provides the dollar limitations under a 401(k) retirement plan for 2025 and 2024. Section 415(d) of the Code requires the limits to be adjusted annually for cost-of-living increases.

	2025 Limits	2024 Limits
Annual compensation (1)	$350,000	$345,000
Defined contribution limits (2)	$70,000	$69,000
Elective deferral (3)	$23,500	$23,000
Catch-up contributions (4)	$7,500	$7,500

(1) Annual compensation is eligible compensation for the purposes of the Plan and is limited by the Code.
(2) All Plan contributions, including pre-tax and after-tax participant contributions and all employer contributions, may not exceed the lesser of hundred percent (100%) of the participant’s eligible compensation or Code limits.
(3) Participant pre-tax contributions are considered elective deferrals and are limited by the Code.
(4) Participants age 50 and older are permitted to make additional pre-tax contributions (catch-up contributions) according to the Code. Any catch-up contributions made on or after January 1, 2026 by participants whose wages for the preceding calendar year from any employer in the PG&E Corporation Group exceed $150,000 (or as adjusted) must be made as after-tax contributions.

All participants hired on or after January 1, 2013 or rehired after January 1, 2013 and originally hired prior to January 1, 2013 and who had a break in service after January 1, 2013, are eligible for a seventy-five percent (75%) matching employer contribution of their elective employee contributions not to exceed eight percent (8%) of eligible compensation, i.e., six percent (6%) of eligible compensation.
All other participating employees hired before January 1, 2013 are eligible for a matching employer contribution according to the following years of service:

Length of Service	Matching Employer Contribution
Less than 1 year of service	none
1 to 3 years of service	sixty percent (60%) matching employer contributions of the participant’s pre-tax and/or after-tax contributions that do not exceed three percent of the employee’s eligible compensation
3 years of service or more	sixty percent (60%) matching employer contributions of the participant’s pre-tax and/or after-tax contributions that do not exceed six percent of the employee’s eligible compensation

In December 2013, these participants were given a one-time opportunity to continue participating in the Final Average Pay Pension under the Pacific Gas and Electric Company Retirement Plan ("Retirement Plan") or elect, beginning in 2014, to participate in the Cash Balance Pension feature of the Retirement Plan. Participants who elected to participate in the Cash Balance Pension receive a seventy-five percent (75%) matching employer contribution of their elective employee contributions not to exceed eight percent (8%) of eligible compensation, i.e., six percent (6%) of eligible compensation, beginning January 1, 2014.

Participant Accounts

Individual accounts are maintained for each Plan participant. Each account is credited with the participant’s elective contributions through payroll deductions, monthly employer contributions, and an allocation of the net investment gains (losses) and certain investment management fees of the Master Trust. Allocations of net investment gains (losses) and fees are based on participant account balances as defined in the Plan Document.

Vesting

Employer and participant elective contributions and their related accumulated earnings and losses are hundred percent (100%) vested at all times.

Investment Options

The EBC is responsible for the selection of the Plan’s investment fund managers and the selection of the range of investment options. Neither the EBC nor any of the companies within the PG&E Corporation Group is involved in the investment funds’ day-to-day investment operations. Individual participants may select from a suite of target date funds, core funds, and a self-directed brokerage account. Approximately every five years, a new target date fund is added to maintain a complete target date horizon. Target date funds with target retirement dates that have passed will merge into the retirement income fund. Individual participants designate the way in which their contributions are invested and may generally change their investment designation at any time. Currently, employer matching contributions are made in cash and initially invested in accordance with a participant's investment fund directions, or if no directions have been given, any such contributions will be allocated to the participant's account in the Plan's target date fund with a target date closest to the participant's 65th birthday.

The Plan also contains an Employee Stock Ownership Plan. This enables the Plan to pay any dividends directly to participants when declared on the PG&E Corporation common stock held in the PG&E Corporation Stock Fund. Participants may elect to receive their dividends earned from this fund in cash or reinvest their dividends earned from this fund back into the fund. Dividends reinvested are considered contributions but are not subject to Plan limits or limits under applicable rules of the IRS. Any dividends paid that are considered a return on capital are generally treated as a reduction in the basis of the participants’ shares held in the Plan.

In January 2019, the EBC appointed Gallagher Fiduciary Advisors, LLC (“Gallagher”) to serve as an independent fiduciary and investment manager of the Plan with respect to the Plan’s PG&E Corporation Stock Fund and its holdings of PG&E Corporation common stock. As an independent fiduciary, Gallagher has the sole discretionary authority with respect to the operation, including, but not limited to, any potential ongoing maintenance, suspension, freezing, or termination of the PG&E Corporation Stock Fund maintained in the Plan.
In November 2019, Gallagher imposed a limit on the percentage of a participant’s account that may be invested in the PG&E Corporation Stock Fund. Pursuant to Gallagher’s action, a participant may only direct his or her own contributions or employer contributions, or transfer funds from other Plan investment options, to the PG&E Corporation Stock Fund if the value of the participant’s units in the fund represents less than twenty percent (20%) of the total value of the participant’s Plan account. The 20% limit does not apply to dividend payments made to the participant that the participant chooses to reinvest into the PG&E Corporation Stock Fund.

Notes Receivable from Participants

Participants may borrow from their account a minimum of $1,000 up to a maximum equal to the lesser of $50,000, reduced by the highest outstanding loan balances during the one-year period ending on the day before the date the current loan is made, or fifty percent (50%) of the market value of the participant’s account balance. Loans for general purposes have terms ranging up to five years and loans for the purchase of a primary residence have terms ranging up to 15 years. The loans are secured by the balance in the participant’s account and bear interest at a rate equal to the prime rate plus one percent (1%), as determined by the Trustee, for the month in which the loan is requested. The rate is set when participants apply for a loan and remains fixed throughout the duration of the loan term. Principal and interest are paid primarily through payroll deductions and are returned to the participant’s account. Participants pay a one-time origination fee and quarterly maintenance fees for each loan. Participants may have up to three outstanding loans at any time.

Payment of Benefits

Upon termination of service from all employers within the PG&E Corporation Group, a participant with an account balance greater than $7,000 may elect to leave the assets in the Plan, take a lump-sum or partial distribution in cash, or roll the entire or partial balance to an Individual Retirement Account ("IRA") or other tax-qualified plan. If the account balance is $1,000 or less and the participant does not make an active election to take a lump-sum cash distribution or rollover the account balance to an IRA or another tax-qualified plan, the account balance will be automatically distributed in cash (subject to applicable taxes and penalties). If the account balance is greater than $1,000 but less than $7,000 and the participant does not make an active election to take a lump-sum cash distribution or rollover the account balance to an IRA or another tax-qualified plan, the distribution will be automatically rolled over to a Fidelity IRA and invested in the Fidelity Cash Reserve Fund. In the event of a participant’s death, the participant’s beneficiaries will receive the value of the participant’s account balance in a lump-sum payment or may roll the Plan balance over directly into an inherited IRA.

The Setting Every Community Up for Retirement Enhancement Act of 2019 (SECURE Act) increased the required minimum distribution (RMD) age from 70 1/2 to 72. In December 2022, SECURE Act 2.0 was enacted and increased the RMD age to 73 effective 2023 and as late as 75 effective 2033. Additionally, hardship withdrawals and certain in-service withdrawals are permitted subject to Plan provisions.

Administrative Expenses

Certain costs of administering the Plan, including recordkeeping fees and certain expenses of the Trustee, are paid by the participating companies of the PG&E Corporation Group. Investment management fees, used to cover the expenses related to running an investment fund, are paid by participants and are netted against investment returns. Expenses associated with the individual participant brokerage accounts and professional financial advisory services are paid by the participants enrolled in these services. Loan origination and maintenance fees are also paid by participants.

Voting Rights

Each participant is entitled to exercise voting rights based on the equivalent number of PG&E Corporation Stock Fund shares allocated to the participant’s account. Each participant is notified by the Trustee prior to the time that such rights are to be exercised. The Trustee is not permitted to exercise voting rights for any share without instructions from the participant. However, the Trustee is required to vote any unallocated shares on behalf of the collective best interest of the Plan participants and beneficiaries.
Plan Termination

PG&E Corporation, acting through the Board of Directors or any duly authorized Committee of the Board, reserves the right to amend, freeze or terminate the Plan at any time subject to the provisions of ERISA. In the event the Plan is terminated, net assets of the Plan will be distributed to participants. Participants will receive full payment of the balance in their accounts.